Consolidated Statements of Income - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Sales	$ 8,061.6	$ 7,223.8	$ 6,672.1
Less – excise taxes	(730.1)	(675.4)	(644.1)
Net sales	7,331.5	6,548.4	6,028.0
Cost of product sold	(3,802.1)	(3,606.1)	(3,449.4)
Gross profit	3,529.4	2,942.3	2,578.6
Selling, general and administrative expenses	(1,392.4)	(1,177.2)	(1,078.4)
Gain on sale of business	262.4	0.0	0.0
Operating income	2,399.4	1,765.1	1,500.2
Earnings from unconsolidated investments	27.3	51.1	21.5
Interest expense	(333.3)	(313.9)	(337.7)
Loss on write-off of debt issuance costs	0.0	(1.1)	(4.4)
Income before income taxes	2,093.4	1,501.2	1,179.6
Provision for income taxes	(554.2)	(440.6)	(343.4)
Net income	1,539.2	1,060.6	836.2
Net (income) loss attributable to noncontrolling interests	(4.1)	(5.7)	3.1
Net income attributable to CBI	1,535.1	1,054.9	839.3
Class A Common Stock [Member]
Net income attributable to CBI	$ 1,370.1	$ 940.0	$ 745.6
Earnings Per Share [Abstract]
Net income per common share attributable to CBI, basic (in dollars per share)	$ 7.79	$ 5.42	$ 4.40
Net income per common share attributable to CBI, diluted (in dollars per share)	$ 7.52	$ 5.18	$ 4.17
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted average common shares outstanding, basic	175,934	173,383	169,325
Weighted average common shares outstanding, diluted	204,099	203,821	201,224
Dividends [Abstract]
Cash dividends declared per common share	$ 1.60	$ 1.24	$ 0.00
Class B Convertible Common Stock [Member]
Net income attributable to CBI	$ 165.0	$ 114.9	$ 93.7
Earnings Per Share [Abstract]
Net income per common share attributable to CBI, basic (in dollars per share)	$ 7.07	$ 4.92	$ 4.00
Net income per common share attributable to CBI, diluted (in dollars per share)	$ 6.93	$ 4.79	$ 3.83
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted average common shares outstanding, basic	23,353	23,363	23,397
Weighted average common shares outstanding, diluted	23,353	23,363	23,397
Dividends [Abstract]
Cash dividends declared per common share	$ 1.44	$ 1.12	$ 0.00